Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Nov. 21, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE
PROSPECTUS DATED NOVEMBER 21, 2018 OF:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)
Invesco Multi-Factor Income ETF (IMFI)
(each a "Fund" and collectively, the "Funds")

Effective immediately, the Funds' Prospectus is revised as follows:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

The following is added as the last sentence to the third paragraph in the Section "Summary Information—Principal Investment Strategies" on page 4 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced ("TBA") transactions). The Fund may engage in such TBA transactions.

The Section "Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk" on page 6 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund's returns.

The section "Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk" is hereby deleted and the following is added immediately following "Non-Investment Grade Securities Risk" in the Section "Summary Information—Principal Risks of Investing in the Fund" on page 6 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund's portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Income ETF (IMFI)

The following is added as the last sentence to the third paragraph in the Section "Summary Information—Principal Investment Strategies" on page 9 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced ("TBA") transactions). The Fund may engage in such TBA transactions.

The Section "Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk" on page 11 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund's returns.

The section "Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk" is hereby deleted and the following is added immediately following "Non-Investment Grade Securities Risk" in the Section "Summary Information—Principal Risks of Investing in the Fund" on page 11 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund's portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Defensive Core Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE
PROSPECTUS DATED NOVEMBER 21, 2018 OF:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)
(each a "Fund" and collectively, the "Funds")

Effective immediately, the Funds' Prospectus is revised as follows:

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

The following is added as the last sentence to the third paragraph in the Section "Summary Information—Principal Investment Strategies" on page 4 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced ("TBA") transactions). The Fund may engage in such TBA transactions.

The Section "Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk" on page 6 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund's returns.

The section "Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk" is hereby deleted and the following is added immediately following "Non-Investment Grade Securities Risk" in the Section "Summary Information—Principal Risks of Investing in the Fund" on page 6 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund's portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.

Invesco Multi-Factor Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED JULY 8, 2019 TO THE
PROSPECTUS DATED NOVEMBER 21, 2018 OF:

Invesco Multi-Factor Income ETF (IMFI)
(each a "Fund" and collectively, the "Funds")

Effective immediately, the Funds' Prospectus is revised as follows:

Invesco Multi-Factor Income ETF (IMFI)

The following is added as the last sentence to the third paragraph in the Section "Summary Information—Principal Investment Strategies" on page 9 of the Prospectus:

Transactions in U.S. government agency mortgage-backed securities may occur through standardized agreements for forward or future delivery in which the actual mortgage pools to be delivered are not specified until shortly prior to settlement (to be announced ("TBA") transactions). The Fund may engage in such TBA transactions.

The Section "Summary Information—Principal Risks of Investing in the Fund—Mortgage-Backed Securities Risk" on page 11 of the Prospectus is replaced with the following:

Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund's returns.

The section "Summary Information—Principal Risks of Investing in the Fund—Index Rebalancing Risk" is hereby deleted and the following is added immediately following "Non-Investment Grade Securities Risk" in the Section "Summary Information—Principal Risks of Investing in the Fund" on page 11 of the Prospectus:

Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index, as well as engage in TBA transactions, which may significantly increase the Fund's portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund.